Shareholders' equity - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Nov. 24, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares [member]
Disclosure of classes of share capital [line items]
Number of authorized common shares		An unlimited number of Common Shares.
Number of shares issued	80,753,516	80,753,516		73,516,225	73,011,488
Preferred shares [member]
Disclosure of classes of share capital [line items]
Number of authorized preferred shares	90,000,000	90,000,000
Number of authorized common shares		shares issuable in one or more series.
Number of shares issued	0	0
Number of shares outstanding	0	0
Peace River Oil Partnership [member]
Disclosure of classes of share capital [line items]
Numer of shares issued in business combination	5,880,681	5,880,681
Business acquisition share price		$ 4.40
Gross proceeds from business combination	$ 25.9	$ 25.9	$ 35.2
Share issuance costs in business combination	$ 1.7	$ 3.5